Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's
	December 31,	December 31,
	2015	2016
	US$	US$
Current assets	412,763,119	143,994,102
Non-current assets	7,469,208	10,184
Total assets	420,232,327	144,004,286

Current liabilities	262,759,976	109,607,206
Non-current liabilities	66,219,046	-

Total liabilities	328,979,022	109,607,206

	Year ended	Year ended
	December 31,	December 31,
	2015	2016
	US$	US$
Revenue	168,108,983	-
Cost of revenue	(125,707,809)	-
Net profit/(loss)	9,944,795	(1,256,925)
Net cash used in operating activities	(4,601,835)	(111,519,380)
Net cash used in investing activities	(6,098,628)	(8,552)
Net cash provided by financing activities	35,532,406	136,924,739

Schedule Of Foreign Currency Translation
	December 31,	December 31,	December 31,
	2014	2015	2016

Year end RMB: US$ exchange rate	6.1190	6.4936	6.9370
Period average RMB: US$ exchange rate	6.1424	6.2272	6.6401

Schedule Of Useful Lives
Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense
	2014	2015	2016
	US$	US$	US$
Amortization of issuance cost related to other long term debt	3,744,695	6,554,767	9,371,957
Interest expense related to capital leases	2,896,977	2,617,000	2,055,995
Interest on borrowings	128,014,504	171,035,655	196,243,562

Total interest costs	134,656,176	180,207,422	207,671,514
Total interest costs capitalized	(106,455,409)	(159,926,006)	(177,814,682)

Interest expense, net	28,200,767	20,281,416	29,856,832